SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, tax assets and tax liabilities, warranty costs and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the Company's revenues is generated in or linked to U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs is incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

For those subsidiaries whose functional currency has been determined to be their local currency (For Pointer Argentina- the Argentinean peso; for Pointer Mexico- the Mexican peso; for Shagrir, Car2Go and Rider - the new Israeli shekel ("NIS"); for Pointer Inc. - the dollar; for Pointer Romania- the ROL; for Pointer do Brazil Comercial Ltda. and Pointer Brazil Holdings- the Brazilian Real), assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component, other comprehensive income (loss), in shareholders' equity (deficiency).

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurements mentioned above, are reflected in the statement of operations as financial expenses or income, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation. Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. Losses of partially owned consolidated subsidiaries shall be continued to be allocated to the non-controlling interests even when their investment was already reduced to zero.

The Company applies ASC 810-10, "Consolidation", which provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company shall consolidate a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination as to whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is a matter of judgment and involves the use of significant estimates and assumptions. Such assessment involves estimation of whether an entity can finance its current activities until it reaches profitability, without additional subordinated financial support.

Pointer Romania is considered to be a VIE. As Shagrir has both the power to direct the economically significant activities of Pointer Romania, and the obligation to absorb losses and the right to receive benefits that could potentially be significant to Pointer

Romania, Shagrir is considered to be the primary beneficiary. Pointer Romania is consolidated in the Company's financial statements.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

e.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined using the "moving average" cost method. Inventory consists of raw materials, work in process and finished products. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and for market prices lower than cost. In 2014, 2013 and 2012, the Company and its subsidiaries wrote off approximately $194, $102 and $337, respectively. The write-offs are included in cost of revenues.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

g.	Goodwill:

Goodwill reflects the excess of the purchase price of the acquired activities over the fair value of net assets acquired. Pursuant to ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but rather tested for impairment at least annually, at the reporting unit level.

The Company identified several reporting units based on the guidance of ASC 350.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The company didn't apply the qualitative option.

Regarding goodwill impairment in 2014, see note 1h.

No impairment losses were identified in the years 2012 and 2013.

h.	Identifiable intangible assets:

Intangible assets consist of the following: a brand name, customers' related intangibles, developed technology and acquired patents. Intangible assets are amortized over their useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Intangible assets are stated at amortized cost.

The brand names are amortized over a two to nine years period.
The customers' related intangibles are amortized over a five- to nine-year period.
The developed technology is amortized over a five-year period.
Backlog is amortized over a three-year period.
Non-competition agreement is amortized over a three-year period.
Reacquired rights are amortized over a five-month period.
Patents are amortized over an eight-year period.

Customer related intangibles are amortized based on the accelerated method. For customer related intangibles in respect with the Brazil transaction during 2013, the Company used the straight line method, the differences from the accelerated method were immaterial. The other intangibles are amortized based on straight line method over the periods above mentioned.

i.	Impairment of long-lived assets:

The Company's long lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Impairment losses have been identified as of December 31, 2014 in the amount of $292 regarding ERP and $302 regarding motor vehicle. (See also Note 1b)

No impairment losses were identified in 2013 for the continuing operations, as for the discontinued operations see note 1k.

j.	Provision for warranty:

The Company and its subsidiaries generally grant a one-year to three-year warranty for their products. The Company and its subsidiaries estimate the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time which product revenue is recognized. Factors that affect the warranty liability include the number of installed units, historical and anticipated rates of warranty claims and cost per claim. The Company and its subsidiaries periodically assess the adequacy of its recorded warranty liabilities and adjust the amounts as necessary. Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2014 and 2013 are as follows:

	Year ended December 31,
	2014	2013

Balance, beginning of the year	$766	$661
Warranties issued during the year	582	699
Settlements made during the year	(371)	(446)
Expirations	(304)	(184)
Foreign currency translation adjustment	(58)	36

Balance end of year	$615	$766

k.	Revenue recognition:

The Company and its subsidiaries generate revenues from the provision of services, subscriber fees and sales of systems and products, mainly in respect of road-side assistance services, automobile repair and towing services, stolen vehicle recovery, fleet management and other value added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers. Sales consummated by the Company's sales forces and sales to resellers are considered sales to end-users.

Revenues from the sale of systems and products are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is reasonably assured.

Service revenues including subscriber fees are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received under maintenance and support contracts, and amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements", revenue from certain arrangements may include multiple elements within a single contract. The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values. The Company considers the sale of products and subscriber fees to be separate units of accounting.

When a sales arrangement contains multiple elements, such as hardware and services, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for each deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

The company uses ESP to allocate the elements.

Revenues from stolen vehicle recovery services are recognized upon success, when the related stolen vehicle is recovered, and such recovery is approved by the customer or ratably over the term of the agreement.

Revenues generated from technical support services, installation and de-installation are recognized when such services are rendered.

Generally, the Company does not grant rights of return. The Company follows ASC 605-15-25 "sales of product when right of return exists". Based on the Company's experience, no provision for returns was recorded.

l.	Research and development costs:

Research and development costs are charged to expenses as incurred.

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2014, 2013 and 2012 were $1,302, $1,365 and $1,071, respectively.

n.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. As of December 31, 2014, the Company did not have any liability for uncertain tax positions. The Company's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For the year ended December 31, 2014, the Company did not have any interest and penalties associated with tax positions.

o.	Basic and diluted net earnings per share:

Basic and diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during the year. Diluted net earnings (loss) per share further include the dilutive effect of stock options outstanding during the year, in accordance with ASC 260, "Earnings Per Share". Part of the Company's outstanding stock options and warrants has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of pointer shares related to the outstanding options and warrants excluded from the calculations of diluted earnings (loss) per share was 0, 0 and 0 and for the years ended December 31, 2014, 2013 and 2012, respectively.

p.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation". In accordance with ASC 718, all grants of employee equity based stock options are recognized in the financial statements based on their grant date fair values. The fair value of graded vesting options, as measured at the date of grant, is charged to expenses, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures.

As required by ASC 718, forfeitures are estimated at the time of grant, based on actual historical pre-vesting forfeitures, and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

During the years ended December 31, 2014, 2013 and 2012, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $375, $374 and $265, respectively.

According to ASC 718, a change in any of the terms or conditions of the Company's stock options is accounted for as a modification. Therefore, if the terms of an award are modified, the Company calculates incremental compensation costs as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors existing at the modification date. For vested options, the Company recognizes any incremental compensation cost immediately in the period the modification occurs, whereas for unvested options, the Company recognizes, over the new requisite service period, any incremental compensation cost due to the modification and any remaining unrecognized compensation cost for the original award over its term.

q.	Data related to options to purchase the Company shares:

1.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2014, 2013 and 2012 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2014	2013	2012

Risk free interest rate	1.49%-2.39%	0.56%-1.31%	-
Dividend yield	0%	0%	-
Expected volatility	50.14%-57.89%	44.75%-49.48%	-
Expected term (in years)	3.92-5.5	2.63-4.5	-
Forfeiture rate	2%	2%	-

The Black-Scholes-Merton option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined for plain vanilla options, based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term.

The Company adopted SAB 110 and continues to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. In a few limited cases the Company did not use the simplified method in measuring the fair value of modified awards, either when the options were deeply out of the money immediately before the modification or when the Company accelerated the vesting and extended the exercise period after an employee's resignation. Since in both instances the entire remaining contractual term of the options was relatively short, we assumed that the expected life to be the entire remaining contractual term.

The risk-free interest rate is based on the yield from U.S. Treasury bill with accordance to the expected term of the options.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and therefore uses an expected dividend yield of zero in the option pricing model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

2.	Data related to options to purchase Shagrir shares:

In January 2012, 2,480 options were exercised, thereby diluting the Company's holding to approximately 54.48% of the issued and outstanding share capital of Shagrir. There currently remain no exercisable options to purchase ordinary shares of Shagrir. The capital contribution from shareholders in the amount of $(323) presented in the Additional paid in capital.

On January 15, 2014, the Company acquired the 45.5% interest in Shagrir Systems Ltd. ("Shagrir") that it did not previously own. The Company now own 100% of the fully consolidated share capital of Shagrir (see note 21a).

r.	Severance pay:

The liability of the Company and its subsidiaries in Israel for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment, or a portion thereof. The liability for the Company and its subsidiaries in Israel is fully provided by monthly deposits with insurance policies and by accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated to balance sheet date.

Some of the company's employees are subject to Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance to the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2014, 2013 and 2012 were $438, $1,150 and $952, respectively.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, trade payables and derivatives.

The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide, mainly in Israel. However, deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables include amounts billed to clients located mainly in Israel, Latin America and Europe. Management periodically evaluates the collectability of its trade receivables to reflect the amounts estimated to be collectible. An allowance is determined in respect of specific debts whose collection, in management's opinion, is doubtful. In 2014, 2013 and 2012, the Company recorded expenses in respect of such debts in the amount of $452, $412 and $209, respectively. As for major customers, see Note 19d.

Changes in the allowance for doubtful accounts during 2014 and 2013 are as follows:

	Year ended December 31,
	2014	2013

Balance at beginning of the year	$1,270	$935
First time consolidation of Subsidiary	69	263
Deductions during the year	(216)	(364)
Charged to expenses	452	412
Foreign currency translation adjustment	(158)	24

Balance at end of year	$1,417	$1,270

The Company entered into foreign exchange forward contracts ("derivative instruments") intended to protect against the revaluation in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure (see Note 2u below).

t.	Fair value measurements:

The following methods and assumptions were used by the Company and its subsidiaries in estimating fair value disclosures for financial instruments:

The carrying amounts reported in the balance sheet for cash and cash equivalents, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Amounts recorded for long-term loans approximate fair values. The fair value was estimated using discounted cash flow analysis, based on the Company's incremental borrowing rates for similar type of borrowing arrangements.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of foreign currency forward contracts with a fair value of $0, $0 and $ 24 as of December 31, 2014, 2013 and 2012, respectively, and are classified as level 2.

The Company also measures certain financial assets, including equity method investments, at fair value on a nonrecurring basis. These assets are adjusted to fair value when they are deemed to be other-than-temporarily impaired. During 2013, and 2012 no other-than-temporary impairments were identified in relation to equity method investments.

Assets and Liabilities that are measured at Fair Value on a Nonrecurring Basis subsequent to their initial recognition:

During 2014, such measurements of fair value related solely to an impairment loss of goodwill reducing its carrying amount from $528 to a fair value of $0 and impairment loss of $528. The Company used an income approach for measuring the fair value of the goodwill. See Note 2g and 2i for significant assumptions. As the fair value was measured using significant unobservable assumptions, the goodwill was classified as level 3 in ASC 820 fair value hierarchy.

u.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized immediately in financial income/expense in the statement of operations.

The Company entered into derivative instrument arrangements (forward contracts) to hedge a portion of anticipated new Israeli shekel ("NIS") payroll payments. As of December 31, 2011 the Company had forward exchange contracts for the acquisition of approximately NIS 13,951 thousand in consideration for $3,860 that matured during 2012. These derivative instruments are designated as cash flows hedges, as defined by ASC 815, as amended, and are all highly effective as hedges of these expenses when the salary is recorded. The effective portion of the derivative instruments is included in payroll expenses in the statements of income. The company excludes forward to spot differences from the OCI and recognizes such gains or losses in financial expenses. During 2012, there were no gains or losses recognized in earnings for hedge ineffectiveness.

v.	Equity affiliates

The Company recognizes investment in equity affiliates under ASC 323, "Investments - Equity Method and Joint Ventures". The Company recognizes its proportionate share of the income of equity affiliates. Losses of equity affiliates are recognized to the extent of our investment, advances, financial guarantees and other commitments to provide financial support to the investee. Any losses in excess of this amount are deferred and reduce the amount of future earnings of the equity investee recognized by the Company.

w.	Discontinued operations:

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation" when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

x.	First time adoption of Accounting Standards:

In March 2013, FASB issued ASU 2013-05, "Foreign Currency Matters (Topic 830), Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" (ASU 2013-05), which is effective for annual reporting periods beginning after December 15, 2013. These amendments specify that a cumulative translation adjustment (CTA) should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of the CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, the CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, the CTA should be recognized in earnings in a business combination achieved in stages (i.e., a step acquisition).

The Company adopted this standard as of the beginning of fiscal year 2014.

The accounting standard has no effect on the company's financial statements.

y.	Accounting Standards still not effective

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-08 (ASU 2014-08) “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity." ASU 2014-08 raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. It is effective for annual periods beginning on or after December 15, 2014.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), ("ASU 2014-09"). ASU 2014-09 requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 requires entities to disclose both qualitative and quantitative information that enables users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including disclosure of significant judgments affecting the recognition of revenue. ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.. The Company is currently evaluating the effect of the adoption of this guidance on the consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"). ASU 2014-15 requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern for a period of one year after the date that the financial statements are issued. If such conditions or events exist, an entity should disclose that there is substantial doubt about the entity's ability to continue as a going concern for a period of one year after the date that the financial statements are issued. Disclosure should include the principal conditions or events that raise substantial doubt, management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations, and management's plans that are intended to mitigate those conditions or events. ASU 2014-15 will be effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted.

The adoption of this guidance is not expected to have a material effect on the Company's consolidated financial statements.